COMMITMENTS AND CONTIGENCIES (Details Narrative) - 12 months ended Dec. 31, 2025 ¥ in Millions	USD ($)	CNY (¥)	CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
Litigation liabilities	$ 6,120,000		¥ 42.8
Accounts payable	3,134,576		¥ 21.9
Accrued legal expenses	$ 2,991,746	¥ 20.9